CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Products	$ 107,482	$ 102,279	$ 101,990
Services	49,257	43,292	37,769
Total revenues	156,739	145,571	139,759
Cost of revenues:
Products	47,445	46,935	47,227
Services	11,449	10,295	9,744
Total cost of revenues	58,894	57,230	56,971
Gross profit	97,845	88,341	82,788
Operating expenses:
Research and development, net	30,348	29,139	27,996
Selling and marketing	48,954	45,084	43,360
General and administrative	8,893	6,364	8,726
Total operating expenses	88,195	80,587	80,082
Operating income	9,650	7,754	2,706
Financial income (expenses), net	(10)	(160)	442
Income before taxes on income	9,640	7,594	3,148
Tax benefit (taxes on income)	(5,610)	8,644	(2,782)
Net income	$ 4,030	$ 16,238	$ 366
Earnings per share
Basic (in dollars per share)	$ 0.13	$ 0.46	$ 0.01
Diluted (in dollars per share)	$ 0.13	$ 0.45	$ 0.01
Weighted average number of shares used in computations of earnings per share:
Basic (in shares)	31,103,703	35,173,562	40,178,292
Diluted (in shares)	32,168,362	35,778,854	40,564,945